Stock Option Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan
Note 10 – Stock Option Plan

        The Company has adopted a 2003 Stock Plan under which it may grant up to 757,575 options to purchase common stock. The 2003 Stock Plan was amended in 2008 to increase the number of shares that it may grant up to 978,154. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of the grant. However, since the Company is not publicly traded, the fair market value of the stock represents the Board of Directors’ best estimate, based on the information available, on the date of the grant. The awards generally vest over a four or five year period at a rate of approximately 2% per month.

        In 2011, the 2003 Stock Plan was amended to increase the number of shares by 3,217,880.  Total shares reserved for issuance under the Plan will be increased to 6,155,280.

        In accordance with the terms of the 2012 Common Stock Offering, the Company adopted a 2012 Employee Stock Option Plan (“2012 ESOP”) and reserved 15% of the total issued and outstanding shares as of the final closing of the 2012 Common Stock Offering.  Total shares reserved for issuance under the 2012 ESOP was 9,455,776 shares.

        During 2006, options to purchase 206,060 shares of common stock were granted to several employees at an exercise price of $1.35 per share. These options have a term of 10 years and vest over a 4-5 year period. Fair value of $1,051,281 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate of 4.29% (2) expected life of 5 years, (3) expected volatility of 156%, and (4) zero expected dividends.

        During 2007, options to purchase 113,220 shares of common stock were granted to several employees at an exercise price of $1.35 per share. These options have a term of 10 years and vest over a 4-5 year period. Fair value of $137,652 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate of 3.46% (2) expected life of 5 years, (3) expected volatility of 143%, and (4) zero expected dividends.

        During 2008, options to purchase 69,941 shares of common stock were granted to an employee at an exercise price of $0.90 per share. These options have a term of 10 years and vest over a 4-5 year period. Fair value of $44,159 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate of 3.46% (2) expected life of 5 years, (3) expected volatility of 139%, and (4) zero expected dividends.

        During 2009, 20,613 options to one employee were cancelled as the result of termination of the employment and 128,050 options to one employee were forfeited as the employee deceased during the year.

        During the year of 2010, options to purchase 33,300 shares of common stock were granted to an employee at an exercise price of $0.90 per share. These options have a term of 10 years and vest over a 4-5 year period. Fair value of $24,996 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate of 2.16% (2) expected life of 5 years, (3) expected volatility of 171%, and (4) zero expected dividends.

        In February 2012, the Company re-priced 273,859 units of employee stock options to reflect the current per share fair market value of the Company’s common stock. The exercise prices of all of the current outstanding stock options were reduced to $1.28 per share. The Company recorded an incremental compensation cost of $34,879 as a result of the re-pricing of options.

        During 2012, options to purchase 2,056,275 shares of common stock were issued to several employees and consultants at an exercise price ranging from $0.78 to $1.5 per share.  These options have a term of 10 years and vest over a 4 year period. The fair value of $1,519,777 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 1.8% (2) expected life of 7 years, (3) expected volatility of 160.44% ~ 162.49%, and (4) zero expected dividends.

    The following is a summary of stock option activities for the years ended December 31, 2012 and 2011:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2010	273,859	$1.29	5.51	$-
Granted	-	-	-

Outstanding, December 31, 2011	273,859	1.29	5.51	-
Granted	2,056,275	0.96	8.89

Outstanding, December 31, 2012	2,330,134	$0. 96	8.91	$685,800

   All options issued and outstanding are being amortized over their respective vesting periods. The unrecognized compensation expense at December 31, 2012 and 2011 were $1,998,435 and $14,528, respectively. During the years ended December 31, 2012 and 2011, the Company recorded option expense of $266,172 and $19,935, respectively.